Summary of significant accounting policies - Merger of Nexters Global Ltd, Nexters Inc. and Kismet Acquisition One Corp (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Aug. 26, 2021 USD ($) EquityInstruments $ / shares shares	Jul. 16, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Aug. 27, 2021	Jan. 31, 2021 USD ($) shares	Aug. 05, 2020 USD ($)	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Disclosure of detailed information about business combination [line items]
Number of Ordinary Shares			196,523,101				20,000	20,000
Purchase price per share | $ / shares			$ 10.00
Warrants outstanding			20,250,000
Number of shares entitled per warrant	20,250,000		1
Exercise price | $ / shares			$ 11.50
A&R Forward Purchase Agreement
Disclosure of detailed information about business combination [line items]
Number of Ordinary Shares					5,000,000
Purchase commitment | $					$ 50,000	$ 20,000
Public warrants to be acquired					1,000,000
PIPE Subscription Agreement
Disclosure of detailed information about business combination [line items]
Ordinary shares to be acquired		5,000,000
Purchase price per share | $ / shares		$ 10.00
Aggregate commitment | $		$ 50,000
Kismet's independent directors
Disclosure of detailed information about business combination [line items]
Ordinary shares to be acquired			120,000
Kismet Acquisition One Corp
Disclosure of detailed information about business combination [line items]
Number of Ordinary Shares	21,811,242
Ordinary shares, redemption value | $	$ 218,190
Ordinary shares outstanding at the time of merger	3,188,758
Shares issued				19,938,758
Number of shares entitled per warrant	1
Exercise price | $ / shares	$ 11.50
Nexters Global
Disclosure of detailed information about business combination [line items]
Total consideration | $	$ 61,804
Cash Consideration | $	$ 57,122		$ 4,682
Shares issued | EquityInstruments	176,584,343
Deferred exchange shares issued	20,000,000
Cash acquired | $	$ 119,659